Basis of Presentation (Tables)	9 Months Ended
Jan. 31, 2026
Investments accounted for using equity method [abstract]
Summary of Subsidiaries Using Their Historical Names which are Wholly Owned and Subject to Control

Name of Subsidiary	% Equity Interest - January 31, 2026	% Equity Interest - April 30, 2025	Country of Incorporation	Functional Currency
MindWalk Biologics	100%	100%	Canada	Canadian dollar
ImmunoPrecise Antibodies (USA) Ltd. ("IPA USA")	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (N.D.) Ltd.	100%	100%	USA	U.S. dollar
ImmunoPrecise Antibodies (MA) LLC	100%	100%	USA	U.S. dollar
Talem Therapeutics LLC ("Talem")	100%	100%	USA	U.S. dollar
ImmunoPrecise Netherlands B.V.	100%	100%	Netherlands	Euro
ImmunoPrecise Antibodies (Europe) B.V. ("IPA Europe")	0%	100%	Netherlands	Euro
MindWalk B.V.	100%	100%	Belgium	Euro
Idea Family B.V.	100%	100%	Belgium	Euro
BioKey B.V.	100%	100%	Belgium	Euro
BioClue B.V.	100%	100%	Belgium	Euro

Summary of Discontinued Operations

The following table summarizes the major classes of line items included in income from discontinued operations, net of tax, as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

		Three months ended January 31,		Nine months ended January 31,
(in thousands, except share data)	2026 $	2025 $	2026 $	2025 $
REVENUE	—	3,424	4,621	9,660
COST OF SALES	—	1,889	2,060	4,711
GROSS PROFIT	—	1,535	2,560	4,949
EXPENSES
Research and development	—	122	120	425
Sales and marketing	—	193	121	553
General and administrative	—	729	808	1,957
Amortization of intangible assets	—	103	109	312
	—	1,147	1,158	3,247
Income before other income (expenses) and income taxes	—	388	1,403	1,702
OTHER INCOME (EXPENSES)
Accretion	—	(1)	—	(3)
Grant income	—	(4)	6	26
Interest, accretion and other income	—	13	—	16
Unrealized foreign exchange gain (loss)	—	34	1	13
	—	42	7	52
Income before income taxes	—	430	1,409	1,754
Income taxes	—	—	(256)	(116)
NET INCOME FROM DISCONTINUED OPERATIONS	—	430	1,153	1,638

The following table summarizes the major classes of line items included in the statement of financial position as a result of the divestiture of IPA Europe and reclassification to discontinued operations:

(in thousands)
ASSETS
Current assets
Cash	643
Amounts receivable, net	3,071
Inventory	1,665
Unbilled revenue	646
Prepaid expense	817

Deposit on equipment	486
Property and equipment	11,388
Intangible assets	1,067
Goodwill	8,289
Total assets	28,072
LIABILITIES
Current liabilities
Accounts payable and accrued liabilities	1,047
Deferred revenue	723
Income taxes payable	1,030
Leases	9,429

Total liabilities	12,229

Net assets included in discontinued operations	15,843
Total liabilities and shareholders’ equity